Stock-Based Compensation Expense (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Share-Based Payment Arrangement [Abstract]
Summary of Share-Based Payment Arrangement, Option, Activity
The following table summarizes the stock option activity for the six months ended June 30, 2022:

	Options outstanding
	Number of shares	Weighted average exercise price per share	Weighted average contractual term (in years)	Aggregate intrinsic value (in thousands)
Outstanding - December 31, 2021	197,637	$138.20		$15,398
Options granted	—	—
Options exercised	(9,892)	5.96
Options cancelled	(3,116)	139.71
Options expired	—	—

Outstanding at June 30, 2022	184,629	$144.51	4.76	$73

Vested and exercisable - June 30, 2022	169,161	$134.35	4.53	$73

Vested and expected to vest - June 30, 2022	184,629	$144.51	4.76	$73

A summary of option activity under the Plan is as follows:

	Options outstanding
	Number of shares	Weighted average exercise price per share	Weighted average contractual term (in years)	Aggregate intrinsic value (in thousands)
Outstanding - December 31, 2019	221,756	$205.16	6.99	$55,114
Options granted	96,166	255.00
Options exercised	(1,549)	22.11
Options cancelled	(101,393)	389.18
Options expired	(1,831)	214.07

Outstanding at December 31, 2020	213,149	141.25	6.44	6,237

Options granted	—	—
Options exercised	(3,878)	19.07
Options cancelled	(7,727)	221.55
Options expired	(3,907)	255.00

Outstanding at December 31, 2021	197,637	138.20	5.13	13,165

Vested and exercisable - December 31, 2021	173,836	$122.17	4.78	$13,165

Vested and expected to vest - December 31, 2021	197,637	$138.20	5.13	$13,165

Summary of Fair Value of Stock-Based Compensation
The following assumptions were used to calculate the fair value of stock-based compensation:

	Years ended December 31,
	2021	2020
Expected term	0.5 – 6.5 years	0.5 – 6.5 years
Expected volatility	40.4% – 63.6%	40.4% – 63.6%
Risk-free interest rate	0.1% – 3.1%	0.1% – 1.5%
Expected dividends	0.0%	0.0%

Summary of Share-Based Payment Arrangement, Restricted Stock And Restricted Stock Unit, Activity
The following table summarizes the restricted stock unit activity for the six months ended June 30, 2022:

	Restricted Stock Units (“RSUs”)
	Number of shares	Weighted average grant date fair value
Outstanding as of December 31, 2021	565,005	$137.94
Granted	278,853	29.95
Vested	(393,737)	129.48
Forfeited or cancelled	(13,554)	136.19

Outstanding as of June 30, 2022	436,567	$76.29

The following tables summarize the restricted stock activity under the Plan:

	Restricted Stock Units (“RSUs”)
	Number of shares	Weighted average grant date fair value
Outstanding as of December 31, 2019	—	$—
Granted	302,904	83.97
Vested	—	—
Forfeited or cancelled	(7,842)	83.97

Outstanding as of December 31, 2020	295,062	83.97
Granted	283,695	145.67
Vested	—	—
Forfeited or cancelled	(13,752)	132.48

Outstanding as of December 31, 2021	565,005	$137.94

	Restricted Stock Awards (“RSAs”)
	Number of shares	Weighted average grant date fair value

Outstanding as of December 31, 2020	—	$—
Granted	58,199	130.21
Vested	(58,199)	130.21
Forfeited or cancelled	—	—

Outstanding as of December 31, 2021	—	$—

Summary of Share-Based Payment Arrangement, Expensed And Capitalized, Amount
The following table summarizes stock-based compensation expense and its allocation within the accompanying condensed consolidated statements of operations for the three and six months ended June 2022 and 2021, respectively (in thousands):

	Three Months Ended June 30,		Six Months Ended June 30,
	2022	2021	2022	2021
Cost of goods sold	$154	$21	$837	$41
Research and development	1,464	455	9,141	896
Sales and marketing	1,244	230	5,842	442
General and administrative	2,389	5,019	40,992	5,927

Total stock-based compensation expense	$5,251	$5,725	$56,812	$7,306

The following table summarizes stock-based compensation expense and its allocation within the accompanying consolidated statements of operations (in thousands):

	For the Years Ended December 31,
	2021	2020
Cost of goods sold	$193	$100
Research and development	1,717	2,225
Sales and marketing	858	1,294
General and administrative	9,204	1,824

Total stock-based compensation expense	$11,972	$5,443